SCHEDULE OF FUTURE MINIMUM LEASE PAYMENTS UNDER NON CANCELABLE OPERATING LEASES (Details) - Seamless Group Inc [Member] - USD ($)	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Operating lease 2022		$ 121,581
Finance lease 2022		41,479
Total 2022		163,060
Operating lease 2023
Finance lease 2023		24,196
Total 2023		24,196
Operating lease, Lease liabilities gross		121,581
Finance lease, Lease liabilities gross		65,675
Lease liabilities (Gross)		187,256
Operating lease, Imputed interest		(4,378)
Finance lease, Imputed interest		(3,480)
Less: imputed interest		(7,858)
Operating lease liabilities	$ 61,617	117,203	$ 72,278
Finance lease liabilities		62,195
Total lease liabilities		$ 179,398